Acquisitions (Details) (USD $) In Thousands, unless otherwise specified			1 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Oct. 19, 2011 GradeBeam, LLC [Member]
Business Acquisition [Line Items]
Aggregate purchase price			$ 9,969
Total purchase price allocation
Identifiable intangible assets			3,970
Goodwill	23,937	17,949	6,945
Deferred revenue			(1,120)
Other current assets (liabilities), net			174
Net assets acquired			$ 9,969